Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Ordinary Share

Basic and diluted net loss per ordinary share are calculated as follows (in thousands, other than share and per share data):

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	$(52,527)	$(57,457)	$(71,728)
Denominator:
Weighted-average ordinary shares used in net loss per share attributable to ordinary shareholders—basic and diluted	682,388,906	556,169,255	375,669,759
Net loss per share attributable to ordinary shareholders—basic and diluted	$(0.08)	$(0.10)	$(0.19)

Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share

The following ordinary share equivalents, presented on an as converted basis, were excluded from the calculation of net loss per share for the periods presented, as their effect is anti-dilutive:

	Year Ended December 31,
	2021	2020	2019
Ordinary share warrants- Term Loan issuance	500,000	500,000	500,000
Ordinary share warrants issued to MVIL- related party	161,823,177	46,153,846	—
Ordinary share warrants- Venture Loan Issuance	13,636,364	—	—
2020 Restricted share units (in ordinary shares)	13,087,848	15,013,296	—
Outstanding share options	63,578,562	44,959,938	36,126,371
Total	252,625,951	106,627,080	36,626,371